BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
1
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.0%
Basic Materials - 3.1%
300 Air Products and Chemicals, Inc. $ 87,012
300 Packaging Corp. of America 67,539
154,551
Capital Goods / Industrials - 8.6%
800 3M Co. 103,272
300 L3Harris Technologies, Inc. 63,084
80 Parker-Hannifin Corp. 50,882
1,800 RTX Corp. 208,296
425,534
Communication Services - 5.2%
7,600 AT&T, Inc. 173,052
2,200 Comcast Corp., Class A 82,566
255,618
Consumer Discretionary - 8.2%
500 Darden Restaurants, Inc. 93,345
400 Genuine Parts Co. 46,704
800 Hasbro, Inc. 44,728
1,400 Kontoor Brands, Inc. 119,574
500 Lear Corp. 47,350
200 Lowe's Cos., Inc. 49,360
401,061
Consumer Staples - 7.8%
650 Ingredion, Inc. 89,414
4,200 Kenvue, Inc. 89,670
1,110 Molson Coors Beverage Co., Class B 63,625
300 PepsiCo., Inc. 45,618
400 Target Corp. 54,072
250 The Hershey Co. 42,338
384,737
Energy - 8.6%
500 Chevron Corp. 72,420
1,100 ConocoPhillips 109,087
6,200 Kinder Morgan, Inc. 169,880
650 Phillips 66 74,054
425,441
Financials - 21.0%
1,500 Air Lease Corp. 72,315
1,100 American International Group, Inc. 80,080
1,100 Brookfield Asset Management, Ltd. 59,609
1,200 Citigroup, Inc. 84,468
580 CME Group, Inc. 134,693
3,900 Corebridge Financial, Inc. 116,727
1,200 MetLife, Inc. 98,256
3,000 Radian Group, Inc. 95,160
700 The Charles Schwab Corp. 51,807
2,100 Truist Financial Corp. 91,098
1,500 U.S. Bancorp 71,745
1,100 Wells Fargo & Co. 77,264
1,033,222
Health Care - 13.4%
190 Amgen, Inc. 49,522
400 Cardinal Health, Inc. 47,308
4,100 DENTSPLY SIRONA, Inc. 77,818
3,736 Koninklijke Philips NV, ADR 94,595
2,050 Medtronic PLC 163,754
1,300 Merck & Co., Inc. 129,324
3,600 Pfizer, Inc. 95,508
657,829
Real Estate - 5.5%
4,200 Healthcare Realty Trust, Inc. REIT 71,190
1,104 Realty Income Corp. REIT 58,965
2,600 VICI Properties, Inc. REIT 75,946
Shares Security Description Value
Real Estate - 5.5% (continued)
2,300 Weyerhaeuser Co. REIT $ 64,745
270,846
Technology - 8.6%
1,200 Cisco Systems, Inc. 71,040
650 International Business Machines Corp. 142,890
600 NetApp, Inc. 69,648
400 NXP Semiconductors NV 83,140
300 Texas Instruments, Inc. 56,253
422,971
Transportation - 2.4%
250 FedEx Corp. 70,333
200 Union Pacific Corp. 45,608
115,941
Utilities - 3.6%
800 American Electric Power Co., Inc. 73,784
1,200 Pinnacle West Capital Corp. 101,724
175,508
Total Common Stock (Cost $3,598,601) 4,723,259
Shares Security Description Value
Money Market Fund - 3.5%
171,070 First American Government Obligations
Fund, Class X, 4.39%
(a)
(Cost $171,070) 171,070
Investments, at value - 99.5% (Cost $3,769,671) $ 4,894,329
Other Assets & Liabilities, Net - 0.5% 24,785
Net Assets - 100.0% $ 4,919,114
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
2
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 4,894,329
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 4,894,329

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
3
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 93.6%
Basic Materials - 3.6%
200 Air Products and Chemicals, Inc. $ 58,008
5,900 Graphic Packaging Holding Co. 160,244
400 Packaging Corp. of America 90,052
308,304
Capital Goods / Industrials - 7.9%
800 3M Co. 103,272
34,500 Clarivate PLC
(a)
175,260
300 Cummins, Inc. 104,580
4,400 nVent Electric PLC 299,904
683,016
Communication Services - 5.4%
600 Alphabet, Inc., Class A 113,580
9,200 AT&T, Inc. 209,484
3,800 Comcast Corp., Class A 142,614
465,678
Consumer Discretionary - 3.4%
400 Aptiv PLC
(a)
24,192
700 Genuine Parts Co. 81,732
2,200 Kontoor Brands, Inc. 187,902
293,826
Consumer Staples - 4.5%
10,200 Kenvue, Inc. 217,770
1,600 Mondelez International, Inc., Class A 95,568
500 PepsiCo., Inc. 76,030
389,368
Energy - 7.9%
2,600 Devon Energy Corp. 85,098
11,000 Kinder Morgan, Inc. 301,400
2,100 Schlumberger NV 80,514
200 Texas Pacific Land Corp. 221,192
688,204
Financials - 24.5%
2,600 Air Lease Corp. 125,346
1,300 American Express Co. 385,827
3,100 American International Group, Inc. 225,680
500 Berkshire Hathaway, Inc., Class B
(a)
226,640
2,475 Brookfield Corp. 142,189
400 Cboe Global Markets, Inc. 78,160
1,100 CME Group, Inc. 255,453
7,000 Corebridge Financial, Inc. 209,510
500 Interactive Brokers Group, Inc. 88,335
2,900 Truist Financial Corp. 125,802
4,450 W R Berkley Corp. 260,414
2,123,356
Health Care - 18.1%
1,500 AstraZeneca PLC, ADR 98,280
8,100 Avantor, Inc.
(a)
170,667
800 Becton Dickinson & Co. 181,496
6,800 DENTSPLY SIRONA, Inc. 129,064
8,000 Fortrea Holdings, Inc.
(a)
149,200
6,008 Koninklijke Philips NV, ADR 152,122
650 Labcorp Holdings, Inc. 149,058
2,700 Medtronic PLC 215,676
1,800 Merck & Co., Inc. 179,064
200 Regeneron Pharmaceuticals, Inc.
(a)
142,466
1,567,093
Real Estate - 4.4%
10,000 Healthcare Realty Trust, Inc. REIT 169,500
2,571 Realty Income Corp. REIT 137,317
2,800 Weyerhaeuser Co. REIT 78,820
385,637
Shares Security Description Value
Technology - 11.6%
2,300 Cisco Systems, Inc. $ 136,160
800 Coherent Corp.
(a)
75,784
2,800 Corning, Inc. 133,056
5,600 Intel Corp. 112,280
1,200 International Business Machines Corp. 263,796
1,000 NetApp, Inc. 116,080
800 NXP Semiconductors NV 166,280
1,003,436
Transportation - 1.3%
500 Union Pacific Corp. 114,020
Utilities - 1.0%
900 WEC Energy Group, Inc. 84,636
Total Common Stock (Cost $5,464,014) 8,106,574
Shares Security Description Value
Money Market Fund - 6.1%
529,617 First American Government Obligations
Fund, Class X, 4.39%
(b)
(Cost $529,617) 529,617
Investments, at value - 99.7% (Cost $5,993,631) $ 8,636,191
Other Assets & Liabilities, Net - 0.3% 28,558
Net Assets - 100.0% $ 8,664,749
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
4
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 8,636,191
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 8,636,191